SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION
3.    SEGMENTED INFORMATION
a)    Operating Segments
Our operations are organized into six business groups in addition to our corporate activities, which collectively represent seven operating segments for internal and external reporting purposes. Our operating segments are as follows:
The Corporation:
i.Corporate Activities include the investment of cash and financial assets, as well as the management of our corporate leverage, including corporate borrowings and preferred equity, which fund a portion of the capital invested in our other operations. Certain corporate costs such as technology and operations are incurred on behalf of our operating segments and allocated to each operating segment based on an internal pricing framework.
Asset Management:
i.The Asset Management business includes managing long-term private funds, perpetual strategies and liquid strategies on behalf of our investors and ourselves. We generate contractual base management fees for these activities as well as incentive distributions and performance income, including performance fees, transaction fees and carried interest. We also include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within the results of our Asset Management business. These investments include flagship real estate private funds that are managed by BAM with long-term track records of earning strong returns, as well as capital invested in other real estate, private equity, opportunistic and other credit funds managed by BAM, and other investments.
Wealth Solutions:
i.The Wealth Solutions business includes our equity accounted interest in Brookfield Wealth Solutions Ltd. (“BWS”, previously known as “Brookfield Reinsurance”), a wealth solutions provider focused on securing the financial futures of individuals and institutions through a range of retirement services, wealth protection products and tailored capital solutions.
Operating Businesses:
i.The Renewable Power and Transition business includes the ownership, operation and development of hydroelectric, wind, utility-scale solar power generating assets, distributed energy, and sustainable solutions.
ii.The Infrastructure business includes the ownership, operation and development of utilities, transport, midstream, and data assets.
iii.The Private Equity business includes a broad range of industries, and is mostly focused on ownership and operations in the business services and industrials sectors.
iv.The Real Estate business includes the ownership, operation and development of core and transitional and development investments (including residential development properties).
b)    Segment Financial Measures
For our Asset Management and Wealth Solutions segments, we primarily measure operating performance using distributable earnings (“DE”). Net operating income (“NOI”) is the key performance metric for our Real Estate segment, and Funds from Operations (“FFO”) is used for our other operating segments. We also provide the amount of capital invested by the Corporation in each segment using common equity.
These metrics are used by our Chief Operating Decision Maker in assessing operating results and the performance of our businesses on a segmented basis.
Our segment financial measures are defined as follows:
i.    Distributable Earnings
DE from our Asset Management segment is defined as the earnings received by the Corporation that are available for distribution to common shareholders or to be reinvested in the business. It is calculated as the sum of distributable earnings from our Asset Management business and realized carried interest, net of equity-based compensation costs. DE from our Asset Management segment includes fees, net of the associated costs, that we earn from managing capital in our perpetual affiliates, private funds and liquid strategies accounts. We are also eligible to earn incentive payments in the form of incentive distributions, performance fees or carried interest. Our Asset Management segment distributes substantially all of its distributable earnings as a dividend to its shareholders; therefore, DE represents our profitability from our Asset Management segment. We do not use DE as a measure of cash generated from our operations.
Distributable earnings from our Wealth Solutions business is equivalent to its distributable operating earnings (“DOE”), which is calculated as our share of equity accounted net income from our Wealth Solutions business, excluding the impact of depreciation and amortization, deferred income taxes, net income from our equity accounted investments, mark-to-market on investments and derivatives, breakage and transaction costs, and is inclusive of our proportionate share of DOE from investments in associates.
ii.    Net Operating Income
NOI from our Real Estate segment is defined as: i) property-specific revenues from our commercial properties operations less direct commercial property expenses before the impact of depreciation and amortization; and ii) revenues from our hospitality operations less direct hospitality expenses before the impact of depreciation and amortization. NOI represents an income-generating property’s profitability before adding costs from financing or taxes, and is a strong indication of our Real Estate business’ ability to impact the operating performance of its properties through proactive management and leasing. Depreciation and capital expenditures are excluded from NOI as we believe that the value of most of our properties typically increases over time, provided we make the necessary maintenance expenditures, the timing and magnitude of which may differ from the amount of depreciation recorded in any given period. We do not use NOI as a measure of cash generated from our operations.
iii.    Funds from Operations
We define FFO from our Corporate Activities segment and our Operating Businesses, excluding the Real Estate business which uses NOI as its key performance metric, as net income excluding fair value changes, depreciation and amortization and deferred income taxes, net of non-controlling interests. When determining FFO, we include our proportionate share of the FFO from equity accounted investments on a fully diluted basis. FFO also includes realized disposition gains and losses, which are gains or losses arising from transactions during the reporting period, adjusted to include associated fair value changes and revaluation surplus recorded in prior periods, taxes payable or receivable in connection with those transactions and amounts that are recorded directly in equity, such as ownership changes.
FFO represents the company’s share of revenues less costs incurred within our operations, which include interest expenses and other costs. Specifically, it includes the impact of contracts that we enter into to generate revenues, including power sales agreements, contracts that our operating businesses enter into such as leases and take or pay contracts and sales of inventory. FFO includes the impact of changes in leverage or the cost of that financial leverage and other costs incurred to operate our business.
We use realized disposition gains and losses within FFO in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period FFO, and believe it is useful to investors to better understand variances between reporting periods. We exclude depreciation and amortization from FFO as we believe that the value of most of our assets typically increases over time, provided we make the necessary maintenance expenditures, the timing and magnitude of which may differ from the amount of depreciation recorded in any given period. In addition, the depreciated cost base of our assets is reflected in the ultimate realized disposition gain or loss on disposal. As noted above, unrealized fair value changes are excluded from FFO until the period in which the asset is sold. We also exclude deferred income taxes from FFO because the vast majority of the company’s deferred income tax assets and liabilities are a result of the revaluation of our assets under IFRS Accounting Standards.
Our definition of FFO differs from the definition used by other organizations, as well as the definition of FFO used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”), in part because the NAREIT definition is based on U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), as opposed to IFRS Accounting Standards. The key differences between our definition of FFO and the determination of FFO by REALPAC and/or NAREIT are that we include the following: realized disposition gains or losses and cash taxes payable or receivable on those gains or losses, if any; foreign exchange gains or losses on monetary items not forming part of our net investment in foreign operations; and foreign exchange gains or losses on the sale of an investment in a foreign operation. We do not use FFO as a measure of cash generated from our operations.
We illustrate how we reconcile the financial measure for each operating segment to net income in Note 3(c)(ii) and (iii) of the consolidated financial statements.
Segment Balance Sheet Information
We use common equity by segment as our measure of segment assets because it is utilized by our Chief Operating Decision Maker for capital allocation decisions.
Segment Allocation and Measurement
Segment measures include amounts earned from consolidated entities that are eliminated on consolidation. The principal adjustment is to include asset management revenues charged to consolidated entities as revenues within the company’s Asset Management segment with the corresponding expenses recorded as corporate costs within the relevant segment. These amounts are based on the in-place terms of the asset management contracts between the consolidated entities. Inter-segment revenues are determined under terms that approximate market value.
The company allocates the costs of shared functions that would otherwise be included within its Corporate Activities segment, such as information technology and internal audit, pursuant to formal policies.
c)    Reportable Segment Measures

AS AT AND FOR THE YEAR ENDED DEC. 31, 2024 (MILLIONS)	Asset Management	Wealth Solutions[2,3]	Renewable Power and Transition	Infrastructure	Private Equity[3]	Real Estate	Corporate Activities	Total Segments	Note
External revenues	$10,043	n/a	$6,485	$21,525	$41,321	$6,156	$476	$86,006
Inter-segment and other revenues[1]	4,577	n/a	4	5	80	62	(176)	4,552	i
Segmented revenues	14,620	n/a	6,489	21,530	41,401	6,218	300	90,558
DE	3,094	1,350	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	470	567	951	n/a	271	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	3,397	n/a	n/a	ii
Common Equity	17,338	10,872	4,485	2,202	1,879	23,085	(17,987)	41,874
1.We equity account for our investment in Oaktree and include our share of the FFO at 73%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the year ended December 31, 2024, $1.9 billion of Oaktree’s revenue was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated external or inter-segment revenues.
3.In the fourth quarter of 2024, our Wealth Solutions business acquired a $1 billion economic interest in BBU from the Corporation in exchange for newly-issued BWS Class C shares. On a combined basis with our Wealth Solutions business, we hold a 66% ownership interest in BBU, 41% being directly held by the Corporation.

AS AT AND FOR THE YEAR ENDED DEC. 31, 2023 (MILLIONS)	Asset Management	Wealth Solutions[2]	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total Segments	Note
External revenues	$10,219	n/a	$5,310	$18,234	$55,683	$6,169	$309	$95,924
Inter-segment and other revenues[1]	4,820	n/a	—	6	56	35	32	4,949	i
Segmented revenues	15,039	n/a	5,310	18,240	55,739	6,204	341	100,873
DE	3,135	740	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	418	653	1,876	n/a	(463)	n/a	ii
NOI[3]	n/a	n/a	n/a	n/a	n/a	3,490	n/a	n/a	ii
Common Equity	19,484	6,144	4,887	2,537	3,291	22,413	(17,082)	41,674
1.We equity account for our investment in Oaktree and include our share of the FFO at 68%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For year ended December 31, 2023, $1.7 billion of Oaktree’s revenue was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated external or inter-segment revenues.
3.For comparability, we have excluded property management and development fees of $126 million for the year ended December 31, 2023 as they are no longer recognized in NOI.
i.Inter-Segment Revenues
For the year ended December 31, 2024, the adjustment to external revenues when determining segmented revenues primarily consists of asset management revenues earned from consolidated entities and asset management revenues earned by Oaktree totaling $4.6 billion (2023 – $4.8 billion) and revenues earned on construction projects between consolidated entities totaling $109 million (2023 – $89 million), which were eliminated on consolidation to arrive at the company’s consolidated revenues.
ii.Reconciliation of Net Income to Segment Measures of Profit or Loss
The following table reconciles net income to the total of the segments’ measures of profit or loss.

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Note	2024	2023
Net income		$1,853	$5,105
Add/(Deduct):
Equity accounted fair value changes and other non-FFO items		2,679	2,902
Fair value changes		2,520	1,396
Depreciation and amortization		9,737	9,075
Deferred income taxes		(341)	(897)
Realized disposition gains in fair value changes or equity	iii	1,223	634
Non-controlling interests on above items		(11,567)	(12,550)
Real Estate segment disposition gains		98	(256)
Real Estate segment adjustments and other, net[1]		3,898	4,440
Total segments’ measures of profit or loss[2]		$10,100	$9,849
1.Primarily comprised of Real Estate segment interest expense and corporate costs, net of investment income and other, net of non-controlling interests, as well as development costs on early stage projects in our Renewable Power and Transition segment.
2.Comprised of DE from our Asset Management and Wealth Solutions segments, FFO from our Renewable Power and Transition, Infrastructure, Private Equity, and Corporate Activities segments, and NOI from our Real Estate segment.

iii.Realized Disposition Gains
Realized disposition gains include gains and losses recorded in net income arising from transactions during the current period, adjusted to include fair value changes and revaluation surplus recorded in prior periods in connection with the assets sold. Realized disposition gains also include amounts that are recorded directly in equity as changes in ownership, as opposed to net income, because they result from a change in ownership of an entity which was consolidated before and after the respective transaction.
d)    Geographic Allocation
The company’s revenues by location are as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023
U.S.	$26,134	$28,257
U.K.	15,676	23,432
Canada	8,865	10,036
Australia	6,683	6,079
Brazil	5,233	5,778
India	3,926	2,983
Colombia	2,752	2,373
Germany	2,311	2,192
Other Europe	8,809	9,501
Other Asia	3,112	2,992
Other	2,505	2,301
	$86,006	$95,924
The company’s consolidated assets by location are as follows:

AS AT DEC. 31 (MILLIONS)	2024	2023
U.S.	$210,633	$211,947
Canada	48,663	50,899
U.K.	34,657	36,289
Australia	29,281	27,599
India	27,458	23,093
Brazil	23,113	29,306
Colombia	15,643	13,344
Germany	10,967	15,636
Other Europe	47,018	45,583
Other Asia	20,339	21,149
Other	22,652	15,250
	$490,424	$490,095